CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 18,073,000	$ 18,083,000	$ 29,730,000
Restricted cash	13,597,000	18,022,000	401,000
Litigation settlement insurance recovery		0	21,700,000
Prepaid expenses and other current assets	434,000	581,000	1,398,000
Current assets of discontinued operations	189,000	813,000	392,000
Total current assets	32,293,000	37,499,000	53,621,000
Equipment and furnishings, net	148,000	199,000	335,000
In-process research and development	12,864,000	12,864,000	12,864,000
GALE-401 rights	9,255,000	9,255,000	9,255,000
Goodwill	5,898,000	5,898,000	5,898,000
Deposits and other assets	96,000	96,000	171,000
Total assets	60,554,000	65,811,000	82,144,000
Current liabilities:
Accounts payable	385,000	840,000	1,597,000
Accrued expenses and other current liabilities	2,634,000	4,292,000	5,292,000
Litigation settlement payable	1,300,000	950,000	25,000,000
Fair value of warrants potentially settleable in cash	8,510,000	1,860,000	14,518,000
Current portion of long-term debt	13,025,180	16,397,030	4,739,000
Current liabilities of discontinued operations	8,685,000	6,059,000	5,925,000
Total current liabilities	34,539,000	30,398,000	57,071,000
Deferred tax liability	5,661,000	5,661,000	5,418,000
Contingent purchase price consideration	1,227,000	1,095,000	6,142,000
Total liabilities	41,427,000	37,154,000	68,631,000
Commitments and contingencies
Stockholders' equity:
Preferred stock	0	0	0
Common stock	4,000	2,000	15,000
Additional paid-in capital	346,026,000	335,436,000	296,730,000
Accumulated deficit	(323,054,000)	(302,932,000)	(279,383,000)
Less treasury shares at cost, 33,750 shares	(3,849,000)	(3,849,000)	(3,849,000)
Total stockholders' equity	19,127,000	28,657,000	13,513,000
Total liabilities and stockholders' equity	$ 60,554,000	65,811,000	$ 82,144,000
Scenario, Previously Reported [Member]
Stockholders' equity:
Common stock		15,000
Additional paid-in capital		$ 335,423,000